Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($) yr
Statement [Line Items]
Weighted average share price | $	$ 0.05	$ 0.06	$ 0.09
Riskfree interestrate	1.32%	0.60%	0.60%
Expected share price volatility	103.00%	85.00%	141.00%
Expected option life in years | yr	5	5	5
Forfeiture rate	0.00%	0.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%